Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8198
1933 Act Rule 485(a)(1)
1933 Act File No. 333-111986
1940 Act File No. 811-21475

September 20, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	RBC Funds Trust
File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

          Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (the “Amendment”) of RBC Funds Trust (the “Registrant”). The purpose of this Amendment is to revise disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements. As noted on the facing sheet, this Amendment only relates to the shares classes of the following series of the Registrant: RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, Prime Money Market Fund, U.S. Government Money Market Fund, and Tax–Free Money Market Fund.

          Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Katherine R. Mason at (215) 564-8006.

Very truly yours,

/s/ Michael P. O’Hare

Michael P. O’Hare